UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22896

Investment Company Act File Number

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Capital Opportunities Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.7%

Security	Shares	Value
Argentina — 3.3%
Banco Macro SA, Class B ADR(1)	11,050	$706,868
BBVA Banco Frances SA ADR(1)	16,471	332,385
Cresud SA ADR(1)	14,548	158,719
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	11,834	221,769
Grupo Financiero Galicia SA, Class B ADR	25,802	704,136
IRSA Inversiones y Representaciones SA ADR(1)	10,476	117,122
Pampa Energia SA ADR(1)	15,930	356,673
Petrobras Argentina SA ADR	28,326	169,956
Telecom Argentina SA ADR	20,614	322,609
Transportadora de Gas del Sur SA ADR	35,457	210,615

		$3,300,852

Botswana — 1.1%
Barclays Bank of Botswana, Ltd.	343,800	$135,496
Botswana Insurance Holdings, Ltd.	259,400	351,407
Engen Botswana, Ltd.	177,211	131,030
First National Bank of Botswana, Ltd.	710,000	231,111
Letshego Holdings, Ltd.	1,188,500	279,852

		$1,128,896

China — 16.2%
58.com, Inc. ADR(1)	1,316	$73,828
AAC Technologies Holdings, Inc.	17,500	112,241
Agricultural Bank of China, Ltd., Class H	512,000	184,091
Alibaba Group Holding, Ltd. ADR(1)	17,654	1,183,348
Anhui Conch Cement Co., Ltd., Class H	24,000	47,058
ANTA Sports Products, Ltd.	17,000	41,140
Baidu, Inc. ADR(1)	4,880	796,758
Bank of China, Ltd., Class H	1,633,000	639,435
Bank of Communications, Ltd., Class H	209,000	127,778
Beijing Enterprises Holdings, Ltd.	11,500	57,865
Beijing Enterprises Water Group, Ltd.	98,000	49,030
Belle International Holdings, Ltd.	85,000	57,160
Brilliance China Automotive Holdings, Ltd.	56,000	53,993
BYD Co., Ltd., Class H(1)	14,500	66,705
CGN Power Co., Ltd., Class H(2)	155,000	46,167
China Cinda Asset Management Co., Ltd., Class H	147,000	46,255
China CITIC Bank Corp., Ltd., Class H	204,000	119,195
China Communications Construction Co., Ltd., Class H	119,000	106,297
China Conch Venture Holdings, Ltd.	23,500	38,009
China Construction Bank Corp., Class H	1,686,000	1,033,647
China Everbright, Ltd.	24,000	49,964
China Galaxy Securities Co., Ltd., Class H	59,500	43,860
China Gas Holdings, Ltd.	42,000	53,657
China Huishan Dairy Holdings Co., Ltd.	111,000	42,052
China Life Insurance Co., Ltd., Class H	153,000	371,734
China Mengniu Dairy Co., Ltd.	69,000	96,441
China Merchants Bank Co., Ltd., Class H	102,500	199,247
China Merchants Holdings (International) Co., Ltd.	22,000	60,723
China Minsheng Banking Corp., Ltd., Class H	144,500	128,428
China Mobile, Ltd.	124,000	1,366,806
China Overseas Land & Investment, Ltd.	88,000	257,675
China Pacific Insurance (Group) Co., Ltd., Class H	59,400	210,369
China Petroleum & Chemical Corp., Class H	566,000	319,755
China Pharmaceutical Group, Ltd.	84,000	70,823
China Railway Construction Corp., Ltd., Class H	46,500	46,820

Security	Shares	Value
China Railway Group, Ltd., Class H	86,000	$62,775
China Resources Gas Group, Ltd.	20,000	50,271
China Resources Land, Ltd.	65,777	163,075
China Resources Power Holdings Co., Ltd.	34,000	58,101
China Shenhua Energy Co., Ltd., Class H	88,500	133,857
China State Construction International Holdings, Ltd.	42,000	67,825
China Taiping Insurance Holdings Co., Ltd.(1)	42,800	90,797
China Telecom Corp., Ltd., Class H	322,000	151,870
China Unicom (Hong Kong), Ltd.	138,000	153,428
China Vanke Co., Ltd., Class H	26,700	61,367
CITIC Securities Co., Ltd., Class H	39,500	76,952
CITIC, Ltd.	101,000	143,474
CNOOC, Ltd.	398,000	407,198
CRRC Corp., Ltd., Class H	79,750	74,635
Ctrip.com International, Ltd. ADR(1)	5,100	217,668
Dalian Wanda Commercial Properties Co., Ltd., Class H(2)	10,400	50,345
Dongfeng Motor Group Co., Ltd., Class H	54,000	64,495
Evergrande Real Estate Group, Ltd.	76,000	50,864
Geely Automobile Holdings, Ltd.	115,000	49,208
GF Securities Co., Ltd., Class H(1)	24,600	49,695
Great Wall Motor Co., Ltd., Class H	53,500	41,446
Guangdong Investment, Ltd.	48,000	61,351
Haier Electronics Group Co., Ltd.	17,000	30,011
Haitong Securities Co., Ltd., Class H	60,000	91,530
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0
Hengan International Group Co., Ltd.	17,000	152,725
Huaneng Power International, Inc., Class H	68,000	55,683
Industrial & Commercial Bank of China, Ltd., Class H	1,486,000	773,375
JD.com, Inc. ADR(1)	6,024	156,805
Kunlun Energy Co., Ltd.	66,000	49,797
Lenovo Group, Ltd.	160,000	142,996
NetEase, Inc. ADR	1,381	215,629
New China Life Insurance Co., Ltd., Class H	16,000	55,011
New Oriental Education & Technology Group, Inc. ADR	2,374	74,567
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	51,745
PetroChina Co., Ltd., Class H	478,000	296,740
PICC Property & Casualty Co., Ltd., Class H	92,000	157,371
Ping An Insurance (Group) Co. of China, Ltd., Class H	109,000	495,254
Qihoo 360 Technology Co., Ltd. ADR(1)	1,692	121,333
Qunar Cayman Islands, Ltd. ADR(1)	977	43,066
Semiconductor Manufacturing International Corp.(1)	478,000	42,126
Shanghai Electric Group Co., Ltd., Class H	14,000	6,213
Shenzhou International Group Holdings, Ltd.	12,000	64,500
Shimao Property Holdings, Ltd.	30,500	43,319
Sihuan Pharmaceutical Holdings Group, Ltd.(3)	119,000	0
Sino Biopharmaceutical, Ltd.	90,000	61,901
Sinopharm Group Co., Ltd., Class H	22,400	79,567
SouFun Holdings, Ltd. ADR	5,969	35,575
TAL Education Group ADR(1)	758	36,361
Tencent Holdings, Ltd.	105,200	1,976,360
Tingyi (Cayman Islands) Holding Corp.	34,000	38,978
Vipshop Holdings, Ltd. ADR(1)	6,998	89,854
Want Want China Holdings, Ltd.	103,000	67,798
Youku Tudou, Inc. ADR(1)	2,150	58,545
YY, Inc. ADR(1)	536	31,147
Zhuzhou CSR Times Electric Co., Ltd., Class H	11,000	56,829

		$16,131,762

Security	Shares	Value
Georgia — 1.7%
BGEO Group PLC	39,800	$1,007,677
TBC Bank JSC GDR(4)	72,600	653,327

		$1,661,004

Hong Kong — 0.1%
Alibaba Pictures Group, Ltd.(1)	230,000	$46,701
ENN Energy Holdings, Ltd.	14,000	63,400

		$110,101

Iceland — 2.4%
Eimskipafelag Islands HF	212,000	$376,428
Hagar HF	1,046,000	367,853
HB Grandi HF	1,204,000	354,307
Marel HF	290,000	522,693
Reginn HF(1)	1,196,000	189,020
Reitir Fasteignafelag HF(1)	584,000	369,190
Siminn HF(1)	7,137,000	195,549

		$2,375,040

India — 10.9%
Adani Ports and Special Economic Zone, Ltd.	32,802	$102,715
Adani Power, Ltd.(1)	9,483	4,029
Ambuja Cements, Ltd.	34,300	99,688
Apollo Hospitals Enterprise, Ltd.	4,100	89,804
Asian Paints, Ltd.	13,100	169,062
Aurobindo Pharma, Ltd.	12,500	155,172
Bajaj Auto, Ltd.	3,900	136,039
Bharat Petroleum Corp., Ltd.	8,500	111,644
Bharti Airtel, Ltd.	49,100	212,956
Bharti Infratel, Ltd.	22,400	120,343
Bosch, Ltd.	300	77,621
Cipla, Ltd.	15,800	138,260
Coal India, Ltd.	32,900	155,845
Dabur India, Ltd.	26,600	99,172
Dr. Reddy’s Laboratories, Ltd.	5,200	237,978
Eicher Motors, Ltd.	600	147,769
GAIL (India), Ltd.	20,200	110,185
Glenmark Pharmaceuticals, Ltd.	7,500	86,710
Godrej Consumer Products, Ltd.	5,900	106,753
HCL Technologies, Ltd.	23,400	300,420
Hero MotoCorp, Ltd.	2,600	98,578
Hindustan Unilever, Ltd.	30,700	371,288
Housing Development Finance Corp., Ltd.	59,700	1,042,407
ICICI Bank, Ltd.	50,100	169,784
Idea Cellular, Ltd.	39,000	59,900
Indiabulls Housing Finance, Ltd.	13,600	143,333
Infosys, Ltd.	71,200	1,225,119
ITC, Ltd.	91,200	428,802
Larsen & Toubro, Ltd.	13,900	226,768
LIC Housing Finance, Ltd.	14,300	101,376
Lupin, Ltd.	9,500	239,989
Mahindra & Mahindra, Ltd.	16,300	297,111
Marico, Ltd.	24,300	80,431
Maruti Suzuki India, Ltd.	4,600	279,887
Nestle India, Ltd.	1,200	97,101
Oil & Natural Gas Corp., Ltd.	41,500	138,912
Reliance Industries, Ltd.	51,800	794,967
Shriram Transport Finance Co., Ltd.	7,800	96,483
State Bank of India	69,500	185,405
Sun Pharmaceutical Industries, Ltd.	39,420	513,200
Tata Consultancy Services, Ltd.	19,000	670,604
Tata Motors, Ltd.(1)	36,400	182,603

Security	Shares	Value
Tata Motors, Ltd., Class A(1)	21,400	$83,967
Tech Mahindra, Ltd.	12,100	89,824
United Spirits, Ltd.(1)	2,300	85,154
UPL, Ltd.	15,400	100,037
Wipro, Ltd.	26,300	219,295
Zee Entertainment Enterprises, Ltd.	26,600	165,544

		$10,850,034

Jordan — 0.1%
Arab Pesticides & Veterinary Drugs Manufacturing Co.(1)	21,450	$53,320
United Cable Industries Co.(1)	86,908	54,066

		$107,386

Kazakhstan — 2.8%
Central Asia Metals PLC	157,000	$313,174
Halyk Savings Bank of Kazakhstan JSC GDR(4)	191,650	804,438
KAZ Minerals PLC(1)	225,225	371,455
KazMunaiGas Exploration Production GDR(4)	159,909	1,063,519
Kcell JSC GDR(4)	91,042	282,494

		$2,835,080

Kenya — 1.5%
ARM Cement, Ltd.	96,800	$31,659
British-American Investments Co. Kenya, Ltd.	254,700	30,179
Centum Investment Co., Ltd.(1)	153,200	68,413
Co-operative Bank of Kenya, Ltd. (The)	672,533	108,381
East African Breweries, Ltd.	141,004	366,470
Equity Group Holdings, Ltd.	728,100	278,579
Kenya Airways, Ltd.(1)	383,378	17,590
Kenya Commercial Bank, Ltd.	788,700	298,290
Kenya Electricity Generating Co., Ltd.	637,525	37,521
Kenya Power & Lighting, Ltd.	313,400	35,270
Safaricom, Ltd.	1,648,917	244,713

		$1,517,065

Latvia — 0.2%
Grindeks	18,290	$100,188
SAF Tehnika	28,900	96,866

		$197,054

Mauritius — 2.4%
Alteo, Ltd.	52,987	$45,554
CIEL, Ltd.	430,500	76,447
CIM Financial Services, Ltd.	238,300	51,037
ENL Land, Ltd.(1)	72,211	97,137
Gamma Civic, Ltd.	81,886	54,597
Harel Mallac & Co., Ltd.	31,500	77,330
Ireland Blyth, Ltd.	7,800	28,392
LUX Island Resorts, Ltd.	62,400	101,113
MCB Group, Ltd.	138,908	795,338
New Mauritius Hotels, Ltd.	305,790	194,588
New Mauritius Hotels, Ltd., PFC Shares	101,930	30,113
Omnicane, Ltd.	15,009	29,714
Phoenix Beverages, Ltd.	10,200	105,071
Rogers & Co., Ltd.	187,150	145,156
SBM Holdings, Ltd.	19,639,106	359,471
Sun, Ltd., Class A(1)	65,600	62,740
Terra Mauricia, Ltd.	90,156	74,938
Vivo Energy Mauritius, Ltd.	23,359	61,589

		$2,390,325

Security	Shares	Value
Mexico — 4.9%
Alfa SAB de CV, Series A	113,000	$210,515
America Movil SAB de CV, Series L ADR	56,400	797,496
Cemex SAB de CV ADR(1)	52,800	239,184
Coca-Cola Femsa SAB de CV ADR	1,600	112,224
Fibra Uno Administracion SA de CV	92,700	185,730
Fomento Economico Mexicano SAB de CV ADR	6,200	587,884
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	1,100	92,444
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	900	123,030
Grupo Bimbo SAB de CV, Series A(1)	61,000	170,343
Grupo Carso SAB de CV, Series A1	20,500	82,892
Grupo Financiero Banorte SAB de CV, Class O	94,200	490,794
Grupo Financiero Inbursa SAB de CV, Class O	95,900	154,760
Grupo Financiero Santander Mexico SAB de CV ADR	15,600	119,652
Grupo Mexico SAB de CV, Series B	141,200	273,872
Grupo Televisa SAB ADR	16,200	428,976
Industrias Penoles SAB de CV	5,800	55,315
Kimberly-Clark de Mexico SAB de CV, Class A	50,800	121,246
Mexichem SAB de CV	38,100	78,562
Promotora y Operadora de Infraestructura SAB de CV	8,500	97,696
Wal-Mart de Mexico SAB de CV, Series V	165,700	415,946

		$4,838,561

Norway — 0.2%
Telenor ASA	9,700	$158,229

		$158,229

Pakistan — 3.8%
Abbott Laboratories Pakistan, Ltd.	6,900	$40,351
Askari Bank, Ltd.	149,800	30,903
Bank AL Habib, Ltd.	435,300	178,924
Bank Alfalah, Ltd.	374,800	93,258
Dawood Hercules Corp., Ltd.	35,800	38,005
Engro Corp., Ltd.	108,300	275,982
Fatima Fertilizer Co., Ltd.	232,000	84,291
Fauji Cement Co., Ltd.	332,500	123,759
Fauji Fertilizer Bin Qasim, Ltd.	148,300	67,872
Fauji Fertilizer Co., Ltd.	257,300	273,005
Habib Bank, Ltd.	268,000	437,381
Habib Metropolitan Bank, Ltd.	128,500	38,162
Hub Power Co., Ltd.	196,000	191,603
IGI Insurance, Ltd.	17,800	39,549
Indus Motor Co., Ltd.	9,200	91,519
Kohat Cement Co., Ltd.	18,600	46,777
Kot Addu Power Co., Ltd.	138,400	104,275
Lucky Cement, Ltd.	74,600	344,308
Maple Leaf Cement Factory, Ltd.	65,200	52,424
MCB Bank, Ltd.	249,800	460,470
Millat Tractors, Ltd.	13,100	62,008
National Bank of Pakistan	284,700	142,688
Nishat Mills, Ltd.	79,900	74,143
Packages, Ltd.	16,600	87,664
Pak Elektron, Ltd.	51,600	30,513
Pak Suzuki Motor Co., Ltd.	9,000	43,041
Pakistan Telecommunication Co., Ltd.	183,300	25,435
SUI Southern Gas Co., Ltd.(1)	72,300	22,893
United Bank, Ltd.	174,300	239,594

		$3,740,797

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	72,000	$88,527
Aboitiz Power Corp.	39,500	34,575

Security	Shares	Value
Alliance Global Group, Inc.	85,700	$26,665
Ayala Corp.	8,570	122,727
Ayala Land, Inc.	291,600	193,506
Bank of the Philippine Islands	21,799	40,191
BDO Unibank, Inc.	63,210	135,959
DMCI Holdings, Inc.	110,400	26,557
Energy Development Corp.	250,600	29,006
Globe Telecom, Inc.	1,375	54,029
GT Capital Holdings, Inc.	3,100	84,284
International Container Terminal Services, Inc.	13,610	17,432
JG Summit Holding, Inc.	101,690	143,565
Jollibee Foods Corp.	11,680	50,478
Megaworld Corp.	307,500	23,199
Metro Pacific Investments Corp.	549,800	63,789
Metropolitan Bank & Trust Co.	13,903	20,774
Philippine Long Distance Telephone Co.	3,815	178,261
Robinsons Land Corp.	76,300	40,202
SM Investments Corp.	4,320	75,555
SM Prime Holdings, Inc.	324,100	144,971
Universal Robina Corp.	34,300	139,511

		$1,733,763

Qatar — 0.2%
Ooredoo QSC	9,600	$208,670

		$208,670

Romania — 7.3%
Banca Transilvania(1)	4,361,384	$2,346,237
BRD-Groupe Societe Generale SA(1)	331,000	790,530
Bursa de Valori Bucuresti SA	265	1,661
Electrica SA	340,000	929,892
New Europe Property Investments PLC	65,000	701,151
OMV Petrom SA	9,977,900	589,279
Societatea Nationala de Gaze Naturale ROMGAZ SA	130,800	737,110
Societatea Nationala Nuclearelectrica SA	130,000	185,255
Transelectrica SA	56,500	370,916
Transgaz SA Medias	10,400	643,384

		$7,295,415

Serbia — 2.4%
Aerodrom Nikola Tesla AD Beograd	43,200	$370,753
Energoprojekt Holding AD Beograd	62,500	542,761
Gosa AD Montaza Velika Plana	1,378	19,232
Komercijalna Banka AD Beograd(1)	18,100	251,890
Metalac AD(1)	4,700	104,061
NIS AD Novi Sad	216,465	1,074,471

		$2,363,168

Singapore — 1.5%
Interra Resources, Ltd.(1)	2,257,700	$90,222
Yoma Strategic Holdings, Ltd.(1)	4,295,333	1,360,022

		$1,450,244

South Korea — 8.4%
AMOREPACIFIC Corp.	590	$201,102
AMOREPACIFIC Group, Inc.	650	81,480
BNK Financial Group, Inc.	5,972	45,140
Celltrion, Inc.(1)	1,339	126,513
CJ CheilJedang Corp.	220	75,735
CJ Corp.	300	74,123
Coway Co., Ltd.	1,200	98,749
Dongbu Insurance Co., Ltd.	1,100	62,479

Security	Shares	Value
E-MART, Inc.	420	$57,670
GS Holdings Corp.	1,100	46,562
Hana Financial Group, Inc.	6,400	115,173
Hankook Tire Co., Ltd.	1,500	58,497
Hanmi Pharmaceutical Co., Ltd.	112	66,576
Hanwha Chemical Corp.	2,200	48,403
Hotel Shilla Co., Ltd.	930	50,944
Hyosung Corp.	500	45,792
Hyundai Development Co.- Engineering & Construction	1,700	64,606
Hyundai Engineering & Construction Co., Ltd.	1,750	53,985
Hyundai Glovis Co., Ltd.	370	63,515
Hyundai Heavy Industries Co., Ltd.(1)	850	66,089
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	37,905
Hyundai Mobis Co., Ltd.	1,200	260,701
Hyundai Motor Co.	2,600	291,545
Hyundai Motor Co., PFC Shares	550	44,808
Hyundai Motor Co., Second PFC Shares	760	64,531
Hyundai Steel Co.	1,600	65,768
Industrial Bank of Korea	5,900	57,085
Kakao Corp.	600	55,198
Kangwon Land, Inc.	2,800	96,714
KB Financial Group, Inc.	6,750	172,664
KCC Corp.	120	44,172
Kia Motors Corp.	4,600	174,652
Korea Aerospace Industries, Ltd.	900	53,741
Korea Electric Power Corp.	4,500	197,542
Korea Zinc Co., Ltd.	199	72,648
KT&G Corp.	1,930	167,146
LG Chem, Ltd.	800	200,184
LG Corp.	2,000	123,752
LG Display Co., Ltd.	4,300	79,031
LG Electronics, Inc.	2,000	97,512
LG Household & Health Care, Ltd.	170	141,715
LG Uplus Corp.	5,400	43,795
Lotte Chemical Corp.	340	79,077
Lotte Shopping Co., Ltd.	270	53,711
Naver Corp.	490	258,362
NCsoft Corp.	330	64,965
ORION Corp.	70	60,477
POSCO	1,220	182,864
S-Oil Corp.	900	59,253
Samsung C&T Corp.	1,350	170,131
Samsung Electro-Mechanics Co., Ltd.	1,100	51,071
Samsung Electronics Co., Ltd.	1,830	1,770,438
Samsung Electronics Co., Ltd., PFC Shares	340	286,027
Samsung Fire & Marine Insurance Co., Ltd.	600	149,772
Samsung Life Insurance Co., Ltd.	1,450	133,555
Samsung SDI Co., Ltd.	1,100	87,028
Samsung SDS Co., Ltd.	550	102,500
Samsung Securities Co., Ltd.	1,400	44,539
Shinhan Financial Group Co., Ltd.	7,350	237,573
SK Holdings Co., Ltd.	632	124,999
SK Hynix, Inc.	10,000	230,810
SK Innovation Co., Ltd.	1,300	143,668
Woori Bank	7,000	51,741

		$8,388,503

Sri Lanka — 0.0%(5)
Tokyo Cement Co. (Lanka) PLC	150,638	$44,058

		$44,058

Security	Shares	Value
Taiwan — 6.3%
Advanced Semiconductor Engineering, Inc.	119,000	$127,826
Advantech Co., Ltd.	7,000	42,046
Asia Cement Corp.	52,000	40,903
Asustek Computer, Inc.	12,000	97,284
AU Optronics Corp.	156,000	40,568
Catcher Technology Co., Ltd.	12,000	89,284
Cathay Financial Holding Co., Ltd.	134,000	146,345
Chailease Holding Co., Ltd.	11,440	18,244
Chang Hwa Commercial Bank, Ltd.	108,850	54,548
Cheng Shin Rubber Industry Co., Ltd.	28,000	43,269
China Development Financial Holding Corp.	248,000	59,297
China Life Insurance Co., Ltd.	38,500	27,344
China Steel Corp.	210,000	112,258
Chunghwa Telecom Co., Ltd.	64,000	198,290
Compal Electronics, Inc.	95,000	55,323
CTBC Financial Holding Co., Ltd.	255,259	119,893
Delta Electronics, Inc.	33,680	142,555
E.Sun Financial Holding Co., Ltd.	125,824	65,307
Eclat Textile Co., Ltd.	3,000	42,748
Far Eastern New Century Corp.	59,700	42,699
Far EasTone Telecommunications Co., Ltd.	32,000	66,137
Feng TAY Enterprise Co., Ltd.	6,000	32,272
First Financial Holding Co., Ltd.	165,870	75,712
Formosa Chemicals & Fibre Corp.	59,000	127,333
Formosa Petrochemical Corp.	22,000	54,452
Formosa Plastics Corp.	70,000	162,793
Foxconn Technology Co., Ltd.	18,110	35,082
Fubon Financial Holding Co., Ltd.	112,000	123,661
Giant Manufacturing Co., Ltd.	6,000	39,620
Hermes Microvision, Inc.	1,000	24,768
Hon Hai Precision Industry Co., Ltd.	227,850	536,041
Hotai Motor Co., Ltd.	5,000	51,483
Hua Nan Financial Holdings Co., Ltd.	124,154	55,403
Innolux Corp.	180,000	51,446
Largan Precision Co., Ltd.	2,000	143,547
Lite-On Technology Corp.	25,125	26,732
MediaTek, Inc.	24,000	156,095
Mega Financial Holding Co., Ltd.	179,476	114,430
Nan Ya Plastics Corp.	85,000	148,746
Novatek Microelectronics Corp., Ltd.	6,000	25,154
Pegatron Corp.	30,000	68,555
Pou Chen Corp.	42,000	52,572
President Chain Store Corp.	10,000	66,125
Quanta Computer, Inc.	51,000	81,291
Shin Kong Financial Holding Co., Ltd.	177,960	34,165
Shuang Bang Industrial Corp.	14,662	8,244
Siliconware Precision Industries Co., Ltd.	17,914	27,742
SinoPac Financial Holdings Co., Ltd.	171,182	46,029
Synnex Technology International Corp.	31,000	29,160
Taishin Financial Holding Co., Ltd.	149,000	48,419
Taiwan Cement Corp.	67,000	53,897
Taiwan Cooperative Financial Holding Co., Ltd.	136,700	56,832
Taiwan Mobile Co., Ltd.	31,000	93,272
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	1,709,453
Teco Electric & Machinery Co., Ltd.	24,000	18,841
Uni-President Enterprises Corp.	82,960	138,729
United Microelectronics Corp.	220,000	85,727
Yuanta Financial Holding Co., Ltd.	158,675	49,273

		$6,285,264

Security	Shares	Value
Thailand — 0.4%
PTT Exploration & Production PCL(6)	53,050	$85,999
TTCL PCL(6)	767,100	332,215

		$418,214

Vietnam — 10.9%
An Phu Irradiation JSC	75,510	$58,788
Bank for Foreign Trade of Vietnam JSC	410,815	767,700
Bank for Investment and Development of Vietnam JSC	6	5
Bao Viet Holdings	111,500	257,114
Century Synthetic Fiber Corp.(1)	136,620	178,220
Danang Rubber JSC	51,920	93,695
Dien Quang JSC	61,000	137,041
FPT Corp.	80,427	168,343
Gemadept Corp.	40,700	73,536
HA TIEN 1 Cement JSC(1)	192,400	222,952
Hoa Phat Group JSC	155,605	192,669
Hoa Sen Group	55,172	71,167
Hung Vuong Corp.	233,760	115,923
Imexpharm Pharmaceutical JSC	22,770	38,727
KIDO Group Corp.	243,900	243,918
Kinh Bac City Development Share Holding Corp.(1)	268,100	142,664
Masan Group Corp.(1)	604,200	1,984,661
Nam Long Investment Corp.	110,000	118,269
PetroVietnam Drilling & Well Services JSC	199,286	208,788
PetroVietnam Fertilizer & Chemical JSC	205,250	265,465
PetroVietnam Gas JSC	83,000	147,299
PetroVietnam Technical Services Corp.	294,900	205,986
Pha Lai Thermal Power JSC	186,000	147,082
Refrigeration Electrical Engineering Corp.	100,000	114,160
Saigon - Hanoi Commercial Joint Stock Bank(1)	573,413	168,357
Saigon Securities, Inc.(1)	400,730	368,987
Saigon Thuong Tin Commercial JSB(1)	977,216	499,204
Son Ha International Corp.	483,900	251,385
Tan Tao Investment & Industry JSC(1)	675,400	158,828
TNG Investment & Trading JSC	204,660	177,093
Traphaco JSC	18,690	69,648
Truong Thanh Furniture Corp.(1)	341,800	491,651
Vietnam Construction and Import-Export JSC	251,400	116,704
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	116,510
Vingroup JSC(1)	1,071,631	2,302,102
Vinh Hoan Corp.	98,180	126,570
Vinh Son - Song Hinh Hydropower JSC	101,700	73,918

		$10,875,129

Total Common Stocks (identified cost $107,073,498)		$90,404,614

Investment Funds — 2.5%

Security	Shares	Value
Romania — 2.5%
Fondul Proprietatea SA	14,178,349	$2,464,215

Total Investment Funds (identified cost $3,314,856)		$2,464,215

Rights — 0.0%(5)

Security	Shares	Value
Pak Elektron, Ltd., Exp. 3/18/16(1)	12,900	$2,659

Total Rights (identified cost $0)		$2,659

Short-Term Investments — 5.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(7)	$5,118	$5,118,213

Total Short-Term Investments (identified cost $5,118,213)		$5,118,213

Total Investments — 98.3% (identified cost $115,506,567)		$97,989,701

Other Assets, Less Liabilities — 1.7%		$1,735,765

Net Assets — 100.0%		$99,725,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $96,512 or 0.1% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $2,803,778 or 2.8% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $6,840.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	31.5%	$31,447,777
Information Technology	14.2	14,141,466
Consumer Staples	8.0	8,011,492
Energy	8.0	7,984,598
Industrials	6.6	6,548,094
Consumer Discretionary	6.2	6,185,386
Materials	5.4	5,371,694
Telecommunication Services	5.0	4,934,282
Utilities	3.7	3,667,077
Health Care	2.1	2,115,407
Investment Funds	2.5	2,464,215
Short-Term Investments	5.1	5,118,213

Total Investments	98.3%	$97,989,701

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	104,048,000	USD	3,106,745	JPMorgan Chase Bank, N.A.	2/2/16	$14,305	$—
USD	3,179,951	TWD	104,048,000	JPMorgan Chase Bank, N.A.	2/2/16	58,901	—
EUR	184,942	NOK	1,747,958	Standard Chartered Bank	2/11/16	—	(931)
USD	201,284	EUR	184,942	Standard Chartered Bank	2/11/16	893	—
EUR	452,280	USD	495,783	Standard Chartered Bank	2/17/16	—	(5,654)
USD	2,588,350	EUR	2,373,170	BNP Paribas	2/17/16	16,584	—
USD	2,885,918	EUR	2,646,000	BNP Paribas	2/17/16	18,490	—
USD	736,204	EUR	675,000	BNP Paribas	2/17/16	4,717	—
USD	11,454,518	EUR	10,502,257	BNP Paribas	2/17/16	73,390	—
USD	2,385,703	EUR	2,182,761	BNP Paribas	2/17/16	20,280	—
KRW	274,885,000	USD	228,082	Bank of America, N.A.	2/18/16	86	—
USD	4,228,048	KRW	5,080,000,000	Standard Chartered Bank	2/18/16	11,400	—
USD	304,428	SGD	434,403	Standard Chartered Bank	3/7/16	—	(297)
USD	1,376,935	SGD	1,939,000	Standard Chartered Bank	3/14/16	16,991	—
USD	973,957	THB	35,004,000	Standard Chartered Bank	5/9/16	—	(3,405)
USD	5,247,016	CNH	36,270,000	Bank of America, N.A.	1/11/17	—	(38,173)
USD	5,217,204	CNH	36,270,000	Standard Chartered Bank	1/11/17	—	(67,986)
USD	5,240,751	CNH	36,266,000	Standard Chartered Bank	1/11/17	—	(43,855)
USD	3,095,653	TWD	104,048,000	Standard Chartered Bank	2/2/17	368	—

						$236,405	$(160,301)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
E-mini MSCI Emerging Markets Index	245	Long	Mar-16	$9,564,800	$9,160,550	$(404,250)
SET50 Index	95	Short	Mar-16	(428,125)	(435,586)	(7,461)

						$(411,711)

SET: Stock Exchange of Thailand.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

KRW	-	South Korean Won

NOK	-	Norwegian Krone

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$—	$(411,711)

Total		$—	$(411,711)

Foreign Exchange	Forward foreign currency exchange contracts	$236,405	$(160,301)

Total		$236,405	$(160,301)

*	Amount represents cumulative unrealized depreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$115,713,764

Gross unrealized appreciation	$3,721,318
Gross unrealized depreciation	(21,445,381)

Net unrealized depreciation	$(17,724,063)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$3,134,484	$59,728,465	$0	$62,862,949
Developed Europe	—	158,229	—	158,229
Emerging Europe	2,375,040	11,516,641	—	13,891,681
Latin America	8,139,413	—	—	8,139,413
Middle East/Africa	238,473	5,113,869	—	5,352,342
Total Common Stocks	$13,887,410	$76,517,204 **	$0	$90,404,614
Investment Funds	$—	$2,464,215	$—	$2,464,215
Rights	2,659	—	—	2,659
Short-Term Investments	—	5,118,213	—	5,118,213
Total Investments	$13,890,069	$84,099,632	$0	$97,989,701
Forward Foreign Currency Exchange Contracts	$—	$236,405	$—	$236,405
Total	$13,890,069	$84,336,037	$—	$98,226,106

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(160,301)	$—	$(160,301)
Futures Contracts	(404,250)	(7,461)	—	(411,711)
Total	$(404,250)	$(167,762)	$—	$(572,012)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016